Loans - Age Analysis of Past Due Loans (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2025	Mar. 31, 2025
30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		¥ 18	¥ 21
30-59 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		18	21
30-59 Days Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		2	1
30-59 Days Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
30-59 Days Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		12	15
30-59 Days Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		4	4
30-59 Days Past Due | Domestic | Retail | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
30-59 Days Past Due | Domestic | Banks and other financial institutions | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
30-59 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]	0	0
60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		6	6
60-89 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		6	6
60-89 Days Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		2	0
60-89 Days Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	1
60-89 Days Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		3	5
60-89 Days Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1	1
60-89 Days Past Due | Domestic | Retail | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
60-89 Days Past Due | Domestic | Banks and other financial institutions | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
60-89 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]	0	0
90 Days or More Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		76	80
90 Days or More Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		60	63
90 Days or More Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		34	38
90 Days or More Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		5	5
90 Days or More Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		11	11
90 Days or More Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		9	9
90 Days or More Past Due | Domestic | Retail | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
90 Days or More Past Due | Domestic | Banks and other financial institutions | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
90 Days or More Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]	17	17
Total Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		100	108
Total Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		84	90
Total Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		38	39
Total Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		5	6
Total Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		26	31
Total Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		14	15
Total Past Due | Domestic | Retail | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
Total Past Due | Domestic | Banks and other financial institutions | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
Total Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]	17	17
Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		100,285	99,150
Current | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		60,747	61,192
Current | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		47,529	45,840
Current | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		2,621	2,741
Current | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		6,727	6,791
Current | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1,236	1,260
Current | Domestic | Retail | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1,838	3,693
Current | Domestic | Banks and other financial institutions | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		796	867
Current | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]	39,538	37,958
Total
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		100,386	99,257
Total | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		60,831	61,282
Total | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		47,567	45,879
Total | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		2,626	2,746
Total | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		6,753	6,822
Total | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1,250	1,275
Total | Domestic | Retail | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1,838	3,693
Total | Domestic | Banks and other financial institutions | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		796	867
Total | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]	¥ 39,555	¥ 37,975

[1]	The majority of total foreign consist of corporate.